AMG Managers Brandywine Blue Fund
Schedule of Portfolio Investments (unaudited)
December 31, 2020
Shares		Cost	Value
Common Stocks - 99.3%
Communication Services
	Interactive Home Entertainment - 3.1%
69,478	Activision Blizzard, Inc.	$4,268,049	$6,451,032
	Interactive Media & Services - 5.9%
22,000	Facebook, Inc., Class A*	6,005,199	6,009,520
118,282	Twitter, Inc. *	3,889,246	6,404,971
	Movies & Entertainment - 3.6%
41,800	The Walt Disney Co.*	6,439,871	7,573,324
Total Communication Services		20,602,365	26,438,847
	This sector is 28.3% above your Fund's cost.
Consumer Discretionary
	Apparel, Accessories & Luxury Goods - 5.7%
18,414	Lululemon Athletica, Inc. (Canada)*	6,103,090	6,408,624
63,576	VF Corp.	4,781,052	5,430,026
	Home Improvement Retail - 2.4%
54,709	Floor & Decor Holdings, Inc., Class A*	3,834,863	5,079,731
	Internet & Direct Marketing Retail - 5.2%
3,350	Amazon.com, Inc.*	6,169,587	10,910,715
	Leisure Products - 3.1%
69,494	Hasbro, Inc.	6,199,803	6,500,469
Total Consumer Discretionary		27,088,395	34,329,565
	This sector is 26.7% above your Fund's cost.
Health Care
	Health Care Equipment - 3.0%
67,000	Tandem Diabetes Care, Inc.*	6,154,922	6,410,560
	Life Sciences Tools & Services - 8.8%
228,700	Avantor, Inc.*	6,158,306	6,437,905
30,652	Repligen Corp.*	4,939,941	5,873,843
13,010	Thermo Fisher Scientific, Inc.	2,492,945	6,059,798
Total Health Care		19,746,114	24,782,106
	This sector is 25.5% above your Fund's cost.
Industrials
	Aerospace & Defense - 3.2%
11,000	TransDigm Group, Inc.*	6,357,067	6,807,350
	Building Products - 2.6%
70,564	Owens Corning	4,728,739	5,345,929
	Electrical Components & Equipment - 3.2%
29,760	Generac Holdings, Inc.*	3,814,836	6,767,721
Total Industrials		14,900,642	18,921,000
	This sector is 27.0% above your Fund's cost.
Shares		Cost	Value
Information Technology
	Application Software - 8.3%
10,121	Adobe, Inc.*	$2,520,236	$5,061,715
17,550	Intuit, Inc.	6,039,712	6,666,367
7,018	The Trade Desk, Inc., Class A*	3,034,191	5,621,418
	Data Processing & Outsourced Services - 3.3%
29,395	PayPal Holdings, Inc.*	6,233,429	6,884,309
	Electronic Components - 3.1%
180,374	Corning, Inc.	5,078,755	6,493,464
	Internet Services & Infrastructure - 7.5%
6,500	Shopify, Inc., Class A (Canada)*	6,318,426	7,357,675
1,905	Snowflake, Inc., Class A*,1	454,297	536,067
23,000	Twilio, Inc., Class A*	6,069,094	7,785,500
	Semiconductor Equipment - 5.9%
32,061	Enphase Energy, Inc.*	1,456,215	5,625,743
44,800	MKS Instruments, Inc.	6,460,283	6,740,160
	Semiconductors - 13.1%
75,387	Advanced Micro Devices, Inc.*	5,792,093	6,913,742
39,492	Skyworks Solutions, Inc.	5,836,832	6,037,537
67,803	Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	6,022,516	7,393,239
31,200	Universal Display Corp.	5,789,174	7,169,760
	Technology Hardware, Storage & Peripherals - 3.4%
54,610	Apple, Inc.	4,016,185	7,246,201
Total Information Technology		71,121,438	93,532,897
	This sector is 31.5% above your Fund's cost.
Materials
	Fertilizers & Agricultural Chemicals - 3.2%
294,423	The Mosaic Co.	6,562,490	6,774,673
	Metal & Glass Containers - 1.7%
35,519	Crown Holdings, Inc.*	2,715,616	3,559,004
Total Materials		9,278,106	10,333,677
	This sector is 11.4% above your Fund's cost.
Total Common Stocks		162,737,060	208,338,092

Principal Amount
Short-Term Investments - 1.1%

Joint Repurchase Agreements - 0.3%[2]
$578,713	Daiwa Capital Markets America, dated 12/31/20, due 01/04/21, 0.070% total to be received $578,718 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.500%, 01/26/21 - 01/01/51, totaling $590,287)	578,713	578,713

AMG Managers Brandywine Blue Fund
Schedule of Portfolio Investments (continued)
Shares		Cost	Value
Other Investment Companies - 0.8%
558,542	Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[3]	$558,542	$558,542
558,543	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.03%[3]	558,543	558,543
575,468	JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[3]	575,469	575,469
	Cost	Value

Total Other Investment Companies	$1,692,554	$1,692,554
Total Short-Term Investments	2,271,267	2,271,267
Total Investments - 100.4%	165,008,327	210,609,359
Other Assets, less Liabilities - (0.4%)		(780,522)
Total Net Assets - 100.0%		$209,828,837

*	Non-income producing security.
[1]	Some of these securities, amounting to $530,439 or 0.3% of net assets, were out on loan to various borrowers and are collateralized by cash. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the December 31, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of December 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$208,338,092	—	—	$208,338,092
Short-Term Investments
Joint Repurchase Agreements	—	$578,713	—	578,713
Other Investment Companies	1,692,554	—	—	1,692,554
Total Investments in Securities	$210,030,646	$578,713	—	$210,609,359

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended December 31, 2020, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at December 31, 2020, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$530,439	$578,713	—	$578,713
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.